SEGMENT REPORTING, Long-lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Information [Abstract]
Long-lived assets	$ 2,410,754	$ 1,732,160
Southeast Asia [Member]
Segment Information [Abstract]
Long-lived assets	1,804,846	1,412,748
Rest of Asia [Member]
Segment Information [Abstract]
Long-lived assets	348,116	262,978
Rest of the World [Member]
Segment Information [Abstract]
Long-lived assets	$ 257,792	$ 56,434